Accumulated Other Comprehensive Income, Reclassifications out of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Salaries and employee benefits	$ 48,149	$ 51,242	$ 45,904
Income tax benefit	15,213	18,967	24,183
Net income	48,833	58,646	75,234
Reclassification Out of Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Net income	600	303	978
Amortization of Pension and Postretirement Benefit Items [Member] | Reclassification Out of Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Income tax benefit	(211)	(107)	(343)
Net income	600	303	978
Amortization of Net Actuarial Gain [Member] | Reclassification Out of Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Salaries and employee benefits	824	423	1,008
Amortization of Prior Service (Cost) Credit [Member] | Reclassification Out of Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Salaries and employee benefits	$ (13)	$ (13)	$ 313